Reconciliation of Financial Statements to Form 5500 (Net Assets) (Details) - EBP025 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Financial Statements to Form 5500 [Line Items]
Net assets available for benefits, per the financial statements	$ 86,721,206	$ 76,612,299
Participant loans reported as deemed distributions	(46,090)	(39,498)
Net assets available for benefits, per Form 5500	$ 86,675,116	$ 76,572,801